UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

     Columbus Life Insurance Company Separate Account 1
     400 East Fourth Street
     Cincinnati, Ohio 45202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]


3.   Investment Company Act File Number: 811-09337

     Securities Act File Numbers:  333-78489
                                   333-47940
                                   333-73390 and
                                   333-121135

4(a) Last day of fiscal year for which this Form is filed: 12-31-2007

4(b) [ ] Check box is this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

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Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.


5.   Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                                  $ 4,705,927

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:   $ 2,169,320

         (iii)    Aggregate price of securities
                  redeemed or repurchased during
                  any prior fiscal year ending no
                  earlier than October 11, 1995
                  that were not previously used to
                  reduce registration fees payable
                  to the Commission:                       $         0

         (iv)     Total available redemption credits
                  [add Items 5(ii) and 5(iii)]:                     -$ 2,169,320

         (v)      Net sales -- if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]                                    $ 2,536,607

         (vi)     Redemption credits available for use in  $         0
                  future years -- if Item 5(i) is less
                  than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:

         (vii)    Multiplier for determining registration           x  .00003930
                  fee (See Instruction C.9):                           ---------

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)] (enter "0" if no
                  fee is due):                                          =$ 99.69

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                     +$        0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                        =$ 99.69


9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:   March 26, 2008.
                                        Fee paid in connection with
                                        SEC File No. 333-47940, CIK 1077130

                 Method of Delivery

                       [x] Wire Transfer

                       [ ] Mail or other means



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)           *   /s/ Bradley J. Hunkler
                                     ----------------------------------
                                        Bradley J. Hunkler
                                        Vice President and Comptroller

Date: March 26, 2008

*Please print the name and title of the signing officer below the signature.